Financial instruments - Fair values and risk management - Fair value (Details) - EUR (€) € in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Financial assets and liabilities for which fair value is disclosed, at fair value
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 6,625.5	€ 5,839.2	€ 5,398.0
At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	1,585.5	217.3	671.7
Liabilities measured at fair value	38.6	85.6	1,230.5
Not at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	5,001.4	5,536.3
Level 2 | Financial assets and liabilities for which fair value is disclosed, at fair value
Disclosure of detailed information about financial instruments [line items]
Notional amount	6,625.5	5,839.2	5,398.0
Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	1,585.5	217.3	671.7
Liabilities measured at fair value	38.6	85.6	1,230.5
Level 2 | Not at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	5,001.4	5,536.3
Foriegn currency forward contracts | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	31.0	65.8	2.2
Foriegn currency forward contracts | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	31.0	65.8	2.2
Jet fuel and carbon | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	7.6	19.8	1,228.3
Jet fuel and carbon | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	7.6	19.8	1,228.3
Debt | Not at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	4,952.2	5,356.4	3,495.8
Debt | Level 2 | Not at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	4,952.2	5,356.4	3,495.8
Trade payables | Not at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	49.2
Trade payables | Level 2 | Not at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	49.2
Trade payables (Non-current) | Not at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value		179.9
Trade payables (Non-current) | Level 2 | Not at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value		179.9
Foriegn currency forward contracts | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	6,705.5	3,069.3	7,746.6
Foriegn currency forward contracts | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	474.1	208.9	663.7
Foriegn currency forward contracts | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	474.1	208.9	663.7
Jet fuel and carbon | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	1,106.8	5.4
Jet fuel and carbon | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	1,106.8	5.4
Currency swap contract | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	4.6	3.0	8.0
Currency swap contract | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	€ 4.6	€ 3.0	€ 8.0